(ICON)

Prudential
Balanced
Fund

SEMI
ANNUAL
REPORT
Jan. 31, 1998

(LOGO)

Prudential Balanced Fund

Performance At A Glance
The Asian financial crisis last fall drove investors to the relative security of the very largest companies and to U.S.
Treasury bonds, hurting our holdings
of less-familiar stocks and emerging market bonds. Although we had bought more blue-chip growth stocks over the six months ending January 31, our return was negative. And because we didn't own as much of these as other funds, we trailed the Lipper average during the period.
Our focus on retailers, computer
networking, oil services, and hospital care performed poorly during the period.

Cumulative Total Returns1         As of
1/31/98


                                Six     One
Five    Ten       Since
                               Months   Year
Years    Years   Inception2
Class A                       -0.55%
10.59%   69.05%   N/A      141.88
Class B                       -0.91
9.80    62.91   169.06%   151.96
Class C                       -0.91
9.80    N/A      N/A       48.73
Class Z                       -0.44
10.84    N/A      N/A       27.23
Lipper Bal.
Port. Avg3                     2.73
16.52    84.74   229.66      ***


Average Annual Total Returns1         As of
12/31/97

                         One       Five
Ten        Since
                         Year      Years
Years     Inception2
Class A                  5.06      9.94%
N/A         10.92%
Class B                  4.80     10.12
10.41%        9.31
Class C                  8.80      N/A
N/A         12.00
Class Z                 10.84      N/A
N/A         13.37

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund
Management and Lipper Analytical
Services. The cumulative total returns do not take into account sales charges.
The average annual returns do take into
account applicable sales charges. The
Fund charges a maximum front-end sales load of 5% for Class A shares and a declining contingent deferred sales charge
(CDSC) of 5%, 4%, 3%, 2%, 1% and 1%
for six years, for Class B shares. Class C shares have a 1% CDSC for one year.
Class B shares will automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase. Class Z shares are not subject to a sales charge or a distribution fee.

2 Inception dates: Class A, 1/22/90; Class B,
9/15/87; Class C, 8/1/94; and
Class Z, 3/1/96.

3 Lipper average returns are for all funds in each share class for the six-month, 1-, 5-, and 10-year.

*** Lipper Since Inception returns are Class
A, 165.46%; Class B, 204.10%;
Class C, 71.01%; and Class Z, 33.63% for all funds in each share class.

How Investments Compared.
    (As of 1/31/98)
        (CHART)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide
12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns.
These returns assume the
reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Warren Spitz, Jeff Rose, and Barbara
Kenworthy, Fund Managers

Portfolio
Managers' Report
The Prudential Balanced Fund invests in a diversified portfolio of stocks, bonds and money market instruments. The Fund buys stocks and bonds primarily of larger, more mature companies, but may also purchase securities from smaller, faster-growing companies. It may invest up to 25% of its assets in bonds rated below investment grade, commonly known as junk bonds. These are subject to greater credit risk, but also may provide greater returns. There can be no assurance that the Fund's investment objective will be achieved.

Strategy Session.
---------------------------------------------
----------------------------------
Complementary Styles.
We are dividing our stocks into a value
portion, managed by Warren Spitz, and
a growth portion, managed by Jeff Rose.
Historically, these two investment
styles have alternated in market leadership, so using both should smooth our long-term performance. Each portion will be broadly diversified.

A Focus On Blue-Chips. We are shifting our growth investments to predominantly blue-chip stocks because the earnings of large, established companies are less likely to be buffeted by short-term events than those of smaller firms. We are still focusing our purchases in sectors that we believe have the greatest earnings growth, such as technology and consumer staples. In technology, we currently favor networking and telecommunications providers. Among consumer staples, we are focusing on health care firms
(such as Novartis),
manufacturers of household products (such as Colgate Palmolive), and the leisure industry (such as Walt Disney).

Adding Value Stocks. As we went to press, we were in the process of buying value stocks. Currently, we find opportunities among industrial, financial, and consumer cyclical companies. Economically sensitive industrial companies have improved their profitability since the beginning of this business cycle, while their stock prices have been depressed.
At current prices, their
earnings should be satisfactory even in a downturn and they should provide an excellent return in a growing economy.

A Shift To Treasuries. We expect our
corporate bonds to perform well during
the year, but they no longer represent extra value, so we will shift assets to Treasuries as the markets provide favorable opportunities. We also will be watching for opportunities in the volatile foreign bond markets.

      Portfolio Composition.
Sectors expressed as a percentage of
  total net assets as of 1/31/98.
             (CHART)

New Co-Manager.
We are pleased to announce that Warren Spitz is co-managing the Prudential
Balanced Fund. In 11 years with Prudential, he has managed several funds, including the Prudential Utility Fund, Inc.
and the Prudential Equity Income
Fund. Warren invests with a value style. He will manage the Fund's asset allocation as well as part of our stock portfolio. The other stock portion will be managed with a growth style by Jeff
Rose.

What Went Well.
---------------------------------------------
----
A Flight To
Familiar Stocks.
We owned some of the large, well-known
companies that benefited when investors
pulled back to familiar stocks. They included our substantial holdings in
General Electric, which is now our fifth largest holding (and which rose 14%
over the six-month period), Pfizer (up 37%) and Walt Disney (up 33%).

Investors moved to industries whose earnings would be insulated from overseas turmoil, so our electric utilities, about 5%
of our stock holdings, rose 24%
in price for the half year, on average, and our smaller focus on real estate rose 19%. We took some profits on our real estate holdings.

Our largest industry focus on January 31 was the drug and medical supply industry. In addition to Pfizer, our holdingsof Novartis, Johnson & Johnson, and Bristol-Myers Squibb performed much better than the market average over the six-month reporting period.

Declining interest rates also helped our U.S.
bond prices rise.

And Not So Well.
---------------------------------------------
----
The Asian Contagion.
Asia-induced uncertainty led to a sharp
decline last October in the U.S. stock
market. Consumers worried about their
financial futures, so they spent
cautiously at Christmas. Our retailing stocks
-- including Nordstrom, Sears,
and Toys R Us -- suffered. Computer
networking stocks, including our holdings in Bay Networks and 3Com, were affected by fears that their fastest-growing markets -- in Asia -- would slow.

El Nino Strikes.
After a strong summer, our oil service stocks
-- including Schlumberger,
McDermott, and Smith International --
suffered when warm fall and winter
weather attributable to the effects of El
Nino, kept the demand for energy
below expectations. We believe the long-term balance of supply and demand is still favorable for oil service companies.

Sick Hospitals.
Aetna suffered from its inability to increase prices as fast as its costs rose, while Columbia HCA faces investigations into its billing practices. We expect to see hospital managers gain pricing power in 1998. We have broadened our health care holdings by buying drug companies that have more established businesses.

Indiscriminate Dumping.
Investors fled emerging market bonds
generally, including Latin American,
Southeast Asian and Russian bonds, which composed 4% of our investments as the reporting period ended.

Five Largest Equity Holdings.
2.8% Cisco Systems
     Networking
2.2% Novartis AG
     Pharmaceuticals
1.9% Colgate-Palmolive Co.
     Diversified Consumer
     Products
1.6% Federal National
     Mortgage Association
     Financial Services
1.6% General Electric
     Diversified Operations

Expressed as a percentage of net assetsas of 1/31/98.

Warren E. Spitz
Portfolio Manager
Equities
  (PHOTO)

Jeffrey T. Rose, CFA
Portfolio Manager
Equities
   (PHOTO)

Barbara L. Kenworthy
Portfolio Manager
Bonds
   (PHOTO)

Looking Ahead.
---------------------------------------------
----
Growth Stocks.
We are focusing on blue-chip stocks. More people are investing in the stock market, many of whom don't want to follow stocks closely, so demand for companies with the most reliable earnings has increased. Investors favor these market leaders because their earnings are less likely to slow as an economic expansion ages. Ours already is the second longest period of uninterrupted peacetime growth. The largest firms have greater management depth and broader product lines, so they have better prospects for earnings stability. Investors typically are willing to pay more for stable earnings when growth becomes harder to find.

We still have to watch that blue-chip
earnings justify their price. Earnings
of the average large U.S. company have risen each quarter for the past two years, but the rate of growth has slowed considerably. Consequently, we don't expect stock prices to increase at the same rate in 1998. The extraordinary stock market rise over the past three years reflects both greater demand for stocks and rapid growth of company earnings.
We believe we have reached a new
plateau in the relationship of large-stock prices to earnings and also that earnings will stabilize. If mega-company stock prices get much more expensive, the amount of earnings they offer for a dollar invested will be less attractive than the dependable yield on bonds. We are buying, but we have not lost our caution.

Value Stocks.
Whereas a growth strategy focuses on
companies with increasing earnings, a
value strategy looks for underpriced stocks.
After a long economic expansion,
investors tend to avoid the stocks of
companies whose earnings vary with the
pace of economic activity, such as
industrials and consumer cyclicals. So a value investor can find bargain stocks in these sectors. If the economy continues on a course of moderate growth, these stocks will prove to be tremendous bargains.

Bonds.
Although we expect bond yields to fluctuate within a fairly narrow range in 1998, we expect lower yields and higher prices later in the year. We will be looking for attractive opportunities to lighten our corporate holdings.

Asset Allocation.
In an effort order to enhance performance, we are also considering a modification to the range of our asset allocations.

President's Letter
March 17, 1998
---------------------------------------------
----------------------------------
(PHOTO)
                              Investing
Smart.
Dear Shareholder:
This is the season when many investors
receive income tax refunds or have a CD
or two maturing. What will you do with these assets? Investing smart can be a challenge especially given today's new investment choices.

The Federal Taxpayer Relief Act of 1997 is changing the way Americans invest and accumulate wealth, save for college or build a nest egg for retirement.
While the law offers opportunity, it is also complex. You may need help to put things in perspective.

Now may be an excellent time for you and your Prudential Financial Professional to update your investment strategy and retirement plan. A wise investor does so periodically. You could find the tax law opening doors that may benefit you now or over the long term, such as --

- Revised Capital Gains Tax Rates &
Exclusions. Long-term rates are down. Is your portfolio positioned to benefit? Also, new rules allow you to keep more of the profit from the sale of your home
(perhaps up to $500,000 more).

- New Roth IRAs. The Roth IRA features tax-free distributions and does not require mandatory withdrawals, which should be of particular interest to retirees seeking to shelter assets in a tax-free account.

- New Education IRAs. Similar to a
traditional IRA, but specifically designed for higher education. The new law also creates credits and deductions to help defray college costs.

- Expanded IRAs. Rules governing traditional
IRAs have been extensively
revised. Deductibility and contribution
limits have been broadened as has the
list for penalty-free early withdrawals, including first-time home buyers.

As you can see, what you don't know may cost you! That's why I recommend you call your Prudential Financial Professional and get a free investment plan checkup. Let us give you the information and tools to invest smart.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds &
Annuities

A Special Message To Prudential Balanced Fund
Shareholders.
---------------------------------------------
----------------------------------
Dear Shareholder:
About a year ago we consolidated the
Prudential Allocation Fund: Strategy
Portfolio, and Balanced Portfolio into the Prudential Balanced Fund because we believed that balanced funds generally serve the same purpose: a relatively stable net asset value with growth potential and protection from inflation.

A More Effective Strategy. Now we believe we have a more effective strategy for sharing in rising markets, while moderating the risk from market downturns. We are splitting our stock portfolio into two portions, managed with contrasting styles -- growth and value.
When one style has a difficult
year, the other is more likely to perform well. Overall, our return should vary less than with either style alone.

We are fortunate in having Warren Spitz to manage the value stocks. In his 11 years with Prudential, Warren has specialized in low volatility stock investing with a contrarian approach. He likes to buy stocks that are underpriced because they are out of fashion.
Warren invests in stocks of both
large and small companies, wherever he finds the best value, so Balanced Fund investors will have broad exposure to the U.S. stock market. Warren's experience makes him a good choice to direct the Balanced Fund's asset allocation.

Reassessing Blue-Chips. While additional diversification is a strong step to smooth our stock performance, we also have changed our mind about blue-chip stocks. We believe a balanced fund should have broad exposure, including the market-leading stocks. Since August 1997,
Jeff Rose, who specializes in
investing in blue-chip companies, has been investing a portion of our stock allocation in a blue-chip oriented growth portfolio.

We are confident that this combination of value and blue-chip growth stocks, together with our bond investments, is an excellent strategy to increase stability without sacrificing growth potential -- just right for our Balanced
Fund.

Sincerely,

Mendel A. Melzer, CFA
Chief Investment Officer
Prudential Investments

Portfolio of Investments as of January 31,
1998
(Unaudited)
PRUDENTIAL BALANCED FUND
---------------------------------------------
----------------------------------
---------------------------------------------
----------------------------------

Shares     Description
Value (Note 1)
---------------------------------------------
---------------
LONG-TERM INVESTMENTS--91.6%
COMMON STOCKS--54.6%
---------------------------------------------
---------------
Beverages--1.2%
 392,600   PepsiCo, Inc.
$  14,158,138
---------------------------------------------
---------------
Chemicals--0.4%
 358,600   Agrium, Inc. (Canada)
4,520,631
---------------------------------------------
---------------
Computer Software & Services--1.0%
  78,800   Microsoft Corp.*
11,755,975
---------------------------------------------
---------------
Diversfied Consumer Products--3.4%
 297,400   Colgate-Palmolive Co.
21,784,550
  52,100   Gillette Co.
5,144,875
 216,300   The Unilever Group
12,342,619

-------------

39,272,044
---------------------------------------------
---------------
Diversified Operations--1.6%
 241,600   General Electric Co.
18,724,000
---------------------------------------------
---------------
Electrical Services--2.6%
 314,900   Duke Energy Co.
17,063,644
 111,500   Long Island Lighting Co.
3,247,438
 229,700   Texas Utilities Co.
9,446,412

-------------

29,757,494
---------------------------------------------
---------------
Electronics--1.5%
 373,200   Uniphase Corp.*
13,715,100
 160,300   VLSI Technology, Inc.*
3,195,981

-------------

16,911,081
---------------------------------------------
---------------
Entertainment--0.7%
 155,900   Carnival Corp.
8,701,169
Environmental Services--0.7%
 209,900   USA Waste Services, Inc.*
$   7,713,825
---------------------------------------------
---------------
Financial Services--4.0%
  63,700   Chase Manhattan Corp.
6,827,844
 304,700   Federal National Mortgage
Association       18,815,225
  64,500   Imperial Credit Industries, Inc.*
1,181,156
 603,900   The Money Store, Inc.
11,549,587
 133,200   Washington Mutual, Inc.
8,558,100

-------------

46,931,912
---------------------------------------------
---------------
Hospital Management--2.4%
 359,400   Columbia/HCA Healthcare Corp.
8,985,000
 537,000   Healthsouth Corp.*
12,048,938
 201,100   Manor Care, Inc.
6,975,656

-------------

28,009,594
---------------------------------------------
---------------
Insurance HMO--0.8%
 133,000   Aetna, Inc.
9,775,500
---------------------------------------------
---------------
Insurance--3.4%
 107,800   American International Group, Inc.
11,891,687
  82,700   CIGNA Corp.
14,022,819
 128,600   Provident Companies, Inc.
4,677,825
 161,799   Travelers Group, Inc.
8,009,051

-------------

38,601,382
---------------------------------------------
---------------
Lodging--1.7%
 355,200   Hilton Hotels Corp.
10,056,600
 454,400   La Quinta Inns, Inc.
9,684,400

-------------

19,741,000

---------------------------------------------
----------------------------------
See Notes to Financial Statements.     5

Portfolio of Investments as of January 31,
1998
(Unaudited)
PRUDENTIAL BALANCED FUND
---------------------------------------------
----------------------------------
---------------------------------------------
----------------------------------

Shares     Description
Value (Note 1)
---------------------------------------------
---------------
Machinery--1.4%
 511,700   McDermott International, Inc.
$  16,310,437
---------------------------------------------
---------------
Media--1.3%
 138,000   Walt Disney Co.
14,705,625
---------------------------------------------
---------------
Medical Products--0.9%
 161,600   Johnson & Johnson
10,817,100
---------------------------------------------
---------------
Metals-Nonferrous--1.1%
 374,600   UCAR International, Inc.*
13,298,300
---------------------------------------------
---------------
Networking--5.1%
 259,400   3Com Corp.*
8,576,412
 581,500   Bay Networks, Inc.*
15,809,531
 512,300   Cisco Systems, Inc.*
32,306,919
 356,800   Larscom, Inc.*
3,077,400

-------------

59,770,262
---------------------------------------------
---------------
Oil & Gas--1.8%
 198,700   Exxon Corp.
11,785,394
 404,000   Pioneer Natural Resources Co.
8,761,750

-------------

20,547,144
---------------------------------------------
---------------
Oil & Gas Equipment & Services--3.4%
 394,500   Bouygues Offshore S.A.
7,520,156
 245,700   J. Ray McDermott, S.A.*
8,799,131
 196,800   Schlumberger Ltd.
14,501,700
 187,400   Smith International, Inc.*
9,299,725

-------------

40,120,712
Pharmaceuticals--5.5%
 176,700   Bristol Myers Squibb Co.
$  17,614,781
  60,000   Merck & Co., Inc.
7,035,000
 300,900   Novartis AG (ADR) (Switzerland)
25,783,369
 173,300   Pfizer, Inc.
14,199,769

-------------

64,632,919
---------------------------------------------
---------------
Realty Investment Trust--1.2%
 191,400   CCA Prison Realty Trust
7,656,000
 260,000   Patriot American Hospitality, Inc.
6,662,500

-------------

14,318,500
---------------------------------------------
---------------
Retail--5.1%
 370,300   American Stores Co.
8,054,025
 175,100   Avon Products, Inc.
10,506,000
 123,600   CVS Corp.
8,103,525
 311,800   Nordstrom, Inc.
15,862,825
 196,900   Sears Roebuck & Co.
9,069,706
 308,200   Toys 'R' Us, Inc.*
8,263,613

-------------

59,859,694
---------------------------------------------
---------------
Telecommunications--1.6%
  65,400   ADC Telecommunications, Inc.*
1,246,688
 136,900   BellSouth Corp.
8,291,006
 297,000   Glenayre Technologies, Inc.*
3,916,687
 107,500   Tellabs, Inc.*
5,502,656

-------------

18,957,037
---------------------------------------------
---------------
Tobacco--0.8%
 218,500   Philip Morris Co., Inc.
9,067,750

-------------
           Total common stocks
             (cost $559,625,031)
636,979,225

-------------

---------------------------------------------
----------------------------------
See Notes to Financial Statements.     6

Portfolio of Investments as of January 31,
1998
(Unaudited)
PRUDENTIAL BALANCED FUND
---------------------------------------------
----------------------------------
---------------------------------------------
----------------------------------

Moody's       Principal
Rating        Amount
(Unaudited)   (000)       Description
Value (Note 1)
---------------------------------------------
---------------
DEBT OBLIGATIONS--37.0%
CORPORATE BONDS--28.3%
---------------------------------------------
---------------
Airlines--0.5%
Baa3          $  5,000    United Airlines,
Inc.,
                            10.67%, 5/1/04
$    6,061,800
---------------------------------------------
---------------
Automobiles & Trucks--0.2%
Ba1              2,000    Navistar
International
                            Corp.,
                            7.00%, 2/1/03
1,992,108
---------------------------------------------
---------------
Banks--1.5%
Ba1                500    Bangko Sentral Ng
                            Philipinas,
                            8.60%, 6/15/27
410,500
A1               3,900    Bank Nova Scotia
NY,
                            6.50%, 7/15/07
3,929,250
Baa3             1,700    Banque Centrale De
                            Tunisie,
                            7.50%, 9/19/07
1,598,000
Baa3             3,000    Capital One Bank,
                            7.08%, 10/30/01
3,102,390
A2               1,000    First Union Corp.,
                            9.45%, 6/15/99
1,046,240
A1               2,100    National Australia
Bank
                            Ltd.,
                            6.40%, 12/10/07
2,147,250
Baa1             5,000    Skandinaviska
Enskilda
                            Banken,
                            7.50%, 3/29/49
5,150,000

--------------

17,383,630
---------------------------------------------
---------------
Cable & Pay Television Systems--2.6%
Ba3              2,000    Century
Communications
                            Corp.,
                            Sr. Note,
                            9.75%, 2/15/02
2,135,000
Baa3             2,000    Comcast Cable
                            Communications,
Inc.,
                            8.375%, 5/1/07
2,231,520
Ba3           $  2,500    Lenfest
Communications,
                            Inc.,
                            7.625%, 2/15/08
$    2,493,000
                          Tele-
Communications,
                            Inc.,
Ba1             17,000    9.25%, 4/15/02
18,811,520
Ba1              4,000    7.875%, 8/1/13
4,248,960

--------------

29,920,000
---------------------------------------------
---------------
Chemicals--0.2%
Ba3              2,000    ISP Holdings, Inc.,
                            Sr. Note,
                            9.75%, 2/15/02
2,125,000
---------------------------------------------
---------------
Entertainment--1.8%
                          Royal Caribbean
Cruises
                            Ltd.,
                            Sr. Note,
Baa3             5,000    8.25%, 4/1/05
5,486,150
Baa3            15,000    7.50%, 10/15/27
15,299,400

--------------

20,785,550
---------------------------------------------
---------------
Financial Services--7.9%
Ba3              5,000    Advanta Corp.,
                            7.25%, 8/16/99
4,959,750
Baa3             9,500    AT&T Capital Corp.,
                            6.41%, 8/13/99
9,547,500
Ba2             12,000    Conseco Finance
Trust,
                            8.796%, 4/1/27
13,742,520
                          Ford Motor Credit
Co.,
A1               6,000    7.32, 5/23/02
6,105,000
A1               5,000    7.75%, 3/15/05
5,418,700
Ba1              8,000    Industrial Finance
                            Corporation of
                            Thailand,
                            7.875%, 8/4/02
7,600,000
Baa1            20,000    Lehman Brothers
Holdings,
                            Inc.,
                            6.33%, 8/1/00
20,114,000

---------------------------------------------
----------------------------------
See Notes to Financial Statements.     7

Portfolio of Investments as of January 31,
1998
(Unaudited)
PRUDENTIAL BALANCED FUND
---------------------------------------------
----------------------------------
---------------------------------------------
----------------------------------

Moody's       Principal
Rating        Amount
(Unaudited)   (000)       Description
Value (Note 1)
---------------------------------------------
---------------
Financial Services (cont'd.)
B2            $  3,450    Polysindo
International
                            Finance Co.,
                            9.375%, 7/30/07
$    1,966,500
                          Salomon Smith
Barney,
A2               4,000    6.25%, 10/1/99
4,020,800
A2              18,000    7.30%, 5/15/02
18,771,300

--------------

92,246,070
---------------------------------------------
---------------
Food & Household Products--0.1%
Aa3              1,750    Archer-Daniels-
Midland
                            Co.,
                            6.95%, 12/15/97
1,788,343
---------------------------------------------
---------------
Hospital Management--0.2%
Ba3              2,000    Tenet Healthcare
Corp.,
                            10.125%, 3/1/05
2,205,000
---------------------------------------------
---------------
Hotels & Leisure--0.6%
                          ITT Corp.,
Baa2             3,500    6.25%, 11/15/00
3,462,970
Baa2             3,500    6.75%, 11/15/03
3,483,830

--------------

6,946,800
---------------------------------------------
---------------
Insurance--1.1%
A2               5,000    American General
Corp.,
                            7.57%, 12/1/45
5,185,000
Baa1             7,100    Lumbermens Mutual
                            Casualty Co.,
                            8.30%, 12/1/37
7,614,750

--------------

12,799,750
---------------------------------------------
---------------
Media--2.2%
                          Time Warner, Inc.,
Ba1              7,500    7.75%, 6/15/05
8,002,200
Ba1              4,100    9.125%, 1/15/13,
Sr. Note        4,932,833
Ba1              7,256    Turner
Broadcasting,
                            Inc.,
                            Sr. Note,
                            8.375%, 7/1/13
8,229,973
Ba2           $  3,750    Viacom, Inc.,
                            7.75%, 6/1/05
$    3,931,200

--------------

25,096,206
---------------------------------------------
---------------
Oil & Gas Exploration/Production--0.6%
Baa1               700    Apache Corp.,
                            7.95%, 4/15/26
776,034
Ba1              1,000    Gulf Canada
Resources
                            Ltd.,
                            Sr. Note,
                            8.25%, 3/15/17
1,074,870
Baa3             2,100    Pioneer Natural
Resources
                            Co.,
                            7.20%, 1/15/28
2,086,665
Ba1              3,000    Seagull Energy
Corp.,
                            Sr. Note,
                            7.50%, 9/15/27
3,023,760

--------------

6,961,329
---------------------------------------------
---------------
Oil & Gas Services--0.3%
Baa2             3,500    BJ Services Co.,
                            7.00%, 2/1/06
3,624,460
---------------------------------------------
---------------
Paper & Forest Products--0.2%
Baa1             2,000    UPM Kymmene Corp.,
                            7.45%, 11/26/27
2,035,000
---------------------------------------------
---------------
Restaurants--0.6%
                          Darden Restaurants,
Inc.,
Baa1             2,500    6.375%, 2/1/06
2,431,400
Baa1             4,500    7.125%, 2/1/16
4,362,840

--------------

6,794,240
---------------------------------------------
---------------
Retail--1.8%
                          Federated Dept.
Stores,
                            Inc.,
Baa2             7,500    8.125%, 10/15/02
8,072,400
Baa2             2,500    8.50%, 6/15/03
2,754,550

---------------------------------------------
----------------------------------
See Notes to Financial Statements.     8

Portfolio of Investments as of January 31,
1998
(Unaudited)
PRUDENTIAL BALANCED FUND
---------------------------------------------
----------------------------------
---------------------------------------------
----------------------------------

Moody's       Principal
Rating        Amount
(Unaudited)   (000)       Description
Value (Note 1)
---------------------------------------------
---------------
Retail (cont'd.)
Ba3           $  5,000    Kmart Corp.,
                            8.125%, 12/1/06
$    5,087,500
B2               7,256    Sunglass Hut
                            International,
Inc.,
                            5.25%, 6/15/03
5,224,320

--------------

21,138,770
---------------------------------------------
---------------
Technology--0.1%
Baa3             1,400    Seagate Technology,
Inc.,
                            7.45%, 3/1/37
1,361,766
---------------------------------------------
---------------
Telecommunications--1.1%
Baa3             9,000    Videotron Holdings
PLC
                            Sr. Note,
                            Zero Coupon,
7/1/04            8,651,790
Ba1              4,000    Worldcom Inc.,
                            Sr. Note,
                            7.75%, 4/1/27
4,475,720

--------------

13,127,510
---------------------------------------------
---------------
Textiles--0.9%
Baa3            13,000    Reliance Industries
Ltd.,
                            8.25%, 1/15/27
11,375,000
---------------------------------------------
---------------
Tobacco--0.7%
                          RJR Nabisco, Inc.,
Baa3             5,000    7.625%, 9/15/03
5,120,350
Baa3             3,000    8.25%, 7/1/04
3,140,400

--------------

8,260,750
---------------------------------------------
---------------
Transportation/Trucking/Shipping--1.9%
Baa2            10,000    CSX Corp.,
                            7.45%, 5/1/07
10,690,900
Baa1            11,000    Norfolk Southern
Corp.,
                            6.95%, 5/1/02
11,389,840

--------------

22,080,740
Utilities - Electric--1.1%
                          Cleveland Electric
                            Illuminating Co.,
NR            $  3,000    7.19%, 7/1/00
$    3,067,800
Ba1              2,000    7.67%, 7/1/04
2,111,200
Ba3              2,000    Niagara Mohawk
Power
                            Corp.,
                            8.00%, 6/1/04
2,147,320
Ba1              6,000    Western
Massachusetts
                            Electric Co.,
                            7.375%, 7/1/01
6,045,000

--------------

13,371,320
---------------------------------------------
---------------
Utilities-Water--0.1%
Baa1               900    Hyder PLC
                            6.875%, 12/15/07
931,680

--------------
                          Total corporate
bonds
                            (cost
$322,279,534)          330,412,822

--------------
---------------------------------------------
---------------
ASSET-BACKED SECURITIES--1.3%
AAA              3,000    California
Infrastructure
                            6.32%, 9/25/05
3,063,750
Aa3             11,000    Team Fleet
Financial
                            Corp.,
                            7.35%, 5/15/03
11,553,437

--------------
                          Total asset-backed
                            securities
                            (cost
$13,991,220)            14,617,187

--------------
---------------------------------------------
---------------
COLLATERALIZED MORTGAGE OBLIGATIONS--0.6%
                          ICI Funding Corp.,
                 6,773    7.60%, 7/25/28
                            (cost $6,784,641)
6,943,070

--------------
---------------------------------------------
---------------
U.S. GOVERNMENT SECURITIES--4.9%
                          United States
Treasury
                            Bonds,
                 5,300    13.75%, 8/15/04
7,674,241
                10,925    6.375%, 8/15/27
11,727,332

---------------------------------------------
----------------------------------
See Notes to Financial Statements.     9

Portfolio of Investments as of January 31,
1998
(Unaudited)
PRUDENTIAL BALANCED FUND
---------------------------------------------
----------------------------------
---------------------------------------------
----------------------------------

Moody's       Principal
Rating        Amount
(Unaudited)   (000)       Description
Value (Note 1)
---------------------------------------------
---------------
U.S. GOVERNMENT SECURITIES (cont'd.)
                          United States
Treasury
                            Notes,
              $  4,100    6.25%, 8/31/02
$    4,233,906
                 6,175    5.875%, 9/30/02
6,288,867
                 1,300    7.25%, 8/15/04
1,424,514
                24,250    6.125%, 8/15/07
25,322,335

--------------
                          Total U.S.
government
                            securities
                            (cost
$55,572,211)            56,671,195

--------------
---------------------------------------------
---------------
FOREIGN GOVERNMENT BONDS--1.9%
                          City of Moscow,
Ba2              1,000    9.50%, 5/31/00
942,500
Ba2              9,000    9.50%, 5/31/00
8,482,500
Baa3             4,000    Republic of
Colombia,
                            7.625%, 2/15/07
3,740,000
Baa3             8,300    Republic of South
Africa,
                            8.50%, 6/23/17
7,739,750
Ba2              1,750    Russian Ministry of
                            Finance,
                            10.00%, 6/26/07
1,554,219

--------------
                          Total foreign
government
                            bonds
                            (cost
$24,353,426)            22,458,969

--------------
                          Total debt
obligations
                            (cost
$422,981,032)          431,103,243

--------------
                          Total long-term
                            investments
                            (cost
$982,606,063)        1,068,082,468

--------------
SHORT-TERM INVESTMENT--7.0%
REPURCHASE AGREEMENT
---------------------------------------------
---------------
              $ 81,150    Joint Repurchase
                            Agreement Account
                            5.60%, 2/2/98,
                            (cost
$81,150,000; Note
                            5)
$   81,150,000

--------------
---------------------------------------------
---------------
Total Investments--98.6%
                          (cost
$1,063,756,063;
                            Note 4)
1,149,232,468
                          Other assets in
excess of
                            liabilities--1.4%
16,833,358

--------------
                          Net Assets--100%
$1,166,065,826

--------------

--------------

---------------
* Non-income producing security.
ADR--American Depository Receipt.
NR--Not Rated by Moody's or Standard &
Poor's.
The Fund's current Prospectus contains a
description of Moody's and Standard &
Poor's ratings.
---------------------------------------------
----------------------------------
See Notes to Financial Statements.     10

Statement of Assets and Liabilities
(Unaudited)        PRUDENTIAL BALANCED FUND
---------------------------------------------
----------------------------------

Assets
January 31, 1998
Investments, at value (cost
$1,063,756,063)..............................
 .................................      $
1,149,232,468
Foreign currency, at value (cost
$4,925)......................................
 ............................
4,921
Cash.........................................
 .............................................
 ................              295,162
Receivable for investments
sold.........................................
 ..................................
17,169,036
Dividends and interest
receivable...................................
 ......................................
8,909,871
Receivable for Fund shares
sold.........................................
 ..................................
1,854,660
Prepaid
expenses.....................................
 .............................................
 ........               39,044

----------------
   Total
assets.......................................
 .............................................
 .......        1,177,505,162

----------------
Liabilities
Payable for Fund shares
reacquired...................................
 .....................................
5,620,089
Payable for investments
purchased....................................
 .....................................
4,485,108
Managemenet fee
payable......................................
 .............................................
649,144
Distribution fee
payable......................................
 ............................................
586,367
Accrued
expenses.....................................
 .............................................
 ........               80,056
Foreign withholding tax
payable......................................
 .....................................
18,572

----------------
   Total
liabilities..................................
 .............................................
 .......           11,439,336

----------------
Net
Assets.......................................
 .............................................
 ............      $ 1,166,065,826

----------------

----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par..........................................
 ........................      $       965,084
   Paid-in capital in excess of
par..........................................
 .............................
1,073,009,373

----------------

1,073,974,457
   Undistributed net investment
income.......................................
 .............................
1,927,808
   Accumulated net realized gain on
investments..................................
 .........................
4,687,160
   Net unrealized appreciation on investments
and foreign
currencies...................................
 ...           85,476,401

----------------
Net assets, January 31,
1998.........................................
 .....................................      $
1,166,065,826

----------------

----------------
Class A:
   Net asset value and redemption price per
share
      ($482,134,005 / 39,821,751 shares of
beneficial interest issued and
outstanding)....................
$12.11
   Maximum sales charge (5% of offering
price).......................................
 .....................                  .64
   Maximum offering price to
public.......................................
 ................................
$12.75
Class B:
   Net asset value, offering price and
redemption price per share
      ($558,221,192 / 46,310,400 shares of
beneficial interest issued and
outstanding)....................
$12.05
Class C:
   Net asset value, offering price and
redemption price per share
      ($8,121,904 / 673,747 shares of
beneficial interest issued and
outstanding).........................
$12.05
Class Z:
   Net asset value, offering price and
redemption price per share
      ($117,588,725 / 9,707,305 shares of
beneficial interest issued and
outstanding).....................
$12.11

---------------------------------------------
----------------------------------
See Notes to Financial Statements.     11

PRUDENTIAL BALANCED FUND
Statement of Operations (Unaudited)
---------------------------------------------
---------------

Six Months

Ended
Net Investment Income
January 31, 1998
Income
   Interest (net of foreign withholding taxes
      of
$10,327).............................     $
19,135,211
   Dividends (net of foreign withholding
taxes
      of
$15,114).............................
3,659,517

----------------
      Total
income............................
22,794,728

----------------
Expenses
   Distribution fee--Class
A..................          618,657
   Distribution fee--Class
B..................        2,971,517
   Distribution fee--Class
C..................           37,321
   Management
fee.............................
3,967,833
   Transfer agent's fees and
expenses.........        1,240,000
   Registration
fees..........................
179,000
   Reports to
shareholders....................
139,000
   Custodian's fees and
expenses..............          118,000
   Legal
fees.................................
28,000

Insurance..................................
15,000
   Audit
fees.................................
12,000
   Trustees' fees and
expenses................            9,000

Miscellaneous..............................
3,360

----------------
      Total
expenses..........................
9,338,688

----------------
Net investment
income.........................
13,456,040

----------------
Realized and Unrealized Gain (Loss) on
Investments and Foreign Currency
Net realized gain on:
   Investment
transactions....................
72,663,709
   Foreign currency
transactions..............            7,248

----------------

72,670,957

----------------
Net change in unrealized appreciation on

investments................................
(95,066,903)

----------------
Net loss on
investments.......................
(22,395,946)

----------------
Net Decrease in Net Assets
Resulting from
Operations.....................     $
(8,939,906)

----------------

----------------

PRUDENTIAL BALANCED FUND
Statement of Changes in Net Assets
(Unaudited)
---------------------------------------------
---------------

                                   Six Months
                                     Ended
Year Ended
Increase (Decrease)               January 31,
July 31,
in Net Assets                         1998
1997
Operations
   Net investment income.......  $
13,456,040    $   20,934,760
   Net realized gain on
      investments and foreign
      currency transactions....
72,670,957        92,822,065
   Net change in unrealized
      appreciation of
      investments..............
(95,066,903)       97,850,789
                                 ------------
--    --------------
   Net increase (decrease) in
      net assets resulting from
      operations...............
(8,939,906)      211,607,614
                                 ------------
--    --------------
Dividends and distributions
   (Note 1)
   Dividends to shareholders
      from net investment
      income
      Class A..................
(6,281,566)       (8,678,960)
      Class B..................
(5,422,271)       (8,766,533)
      Class C..................
(68,332)          (97,195)
      Class Z..................
(1,742,939)       (2,758,541)
                                 ------------
--    --------------

(13,515,108)      (20,301,229)
                                 ------------
--    --------------
   Distributions from net
      realized gains on
      investment transactions
      Class A..................
(57,771,866)      (17,250,282)
      Class B..................
(69,878,157)      (26,414,816)
      Class C..................
(920,720)         (273,589)
      Class Z..................
(14,427,869)       (6,764,801)
                                 ------------
--    --------------

(142,998,612)      (50,703,488)
                                 ------------
--    --------------
Fund share transactions (net of
   share conversions) (Note 6)
   Net proceeds from shares
      sold.....................
92,777,300       583,212,616
   Net asset value of shares
      issued to shareholders in
      reinvestment of dividends
      and distributions........
147,451,504        65,884,101
   Cost of shares reacquired...
(168,366,909)     (220,143,556)
                                 ------------
--    --------------
   Net increase in net assets
      from Fund shares
      transactions.............
71,861,895       428,953,161
                                 ------------
--    --------------
Total increase (decrease)......
(93,591,731)      569,556,058
Net Assets
Beginning of period............
1,259,657,557       690,101,499
                                 ------------
--    --------------
End of period..................
$1,166,065,826    $1,259,657,557
                                 ------------
--    --------------
                                 ------------
--    --------------

---------------------------------------------
----------------------------------
See Notes to Financial Statements.     12

Notes to Financial Statements (Unaudited)
PRUDENTIAL BALANCED FUND
---------------------------------------------
----------------------------------
Prudential Balanced Fund (the 'Fund') is
registered under the Investment Company
Act of 1940, as a diversified, open-end
management investment company. The Fund
was organized as an unincorporated business
trust in Massachusetts on February
23, 1987. The investment objective of the
Fund is to achieve a high total
investment return consistent with moderate
risk by investing in a diversified
portfolio of money market instruments, debt
obligations and equity securities.
The ability of issuers of debt securities
held by the Fund to meet their
obligations may be affected by economic
developments in a specific country,
industry or region.
---------------------------------------------
---------------
Note 1. Accounting Policies
The following is a summary of generally
accepted accounting policies followed by
the Fund in the preparation of its financial
statements.
Securities Valuation: Any security for which
the primary market is on an
exchange (including Nasdaq National Market
System equity securities) is valued
at the last sale price on such exchange on
the day of valuation or, if there was
no sale on such day, the mean between the
last bid and asked prices quoted on
such day. Corporate bonds (other than
convertible debt securities) and U.S.
Government and agency securities that are
actively traded in the
over-the-counter market, including listed
securities for which the primary
market is believed to be over-the-counter,
are valued on the basis of valuations
provided by a pricing service which uses
information with respect to
transactions in bonds, quotations from bond
dealers, agency ratings, market
transactions in comparable securities and
various relationships between
securities in determining value. Convertible
debt securities that are actively
traded in the over-the-counter market,
including listed securities for which the
primary market is believed to be over-the-
counter, are valued at the mean
between the most recently quoted bid and
asked prices provided by principal
market makers. Forward currency exchange
contracts are valued at the current
cost of offsetting the contract on the day of
valuation. Options are valued at
the mean between the most recently quoted bid
and asked prices. Futures and
options thereon are valued at their last
sales price as of the close of the
commodities exchange or board of trade.
Short-term securities which mature in more
than 60 days are valued at current
market quotations. Short-term securities
which mature in 60 days or less are
valued at amortized cost which approximates
market value.
In connection with transactions in repurchase
agreements with U.S. financial
institutions, it is the Fund's policy that
its custodian or designated
subcustodians, under triparty repurchase
agreements, as the case may be, take
possession of the underlying collateral
securities, the value of which exceeds
the principal amount of the repurchase
transaction, including accrued interest.
To the extent that any repurchase transaction
exceeds one business day, the
value of the collateral is marked-to-market
on a daily basis to ensure the
adequacy of the collateral. If the seller
defaults and the value of the
collateral declines or if bankruptcy
proceedings are commenced with respect to
the seller of the security, realization of
the collateral by the Fund may be
delayed or limited.
Foreign Currency Translation: The books and
records of the Fund are maintained
in U.S. dollars. Foreign currency amounts are
translated into U.S. dollars on
the following basis:
(i) market value of investment securities,
other assets and liabilities--at the
closing daily rate of exchange.
(ii) purchases and sales of investment
securities, income and expenses--at the
rate of exchange prevailing on the respective
dates of such transactions.
Although the net assets of the Fund are
presented at the foreign exchange rates
and market values at the close of the fiscal
period, the Fund does not isolate
that portion of the results of operations
arising as a result of changes in the
foreign exchange rates from the fluctuations
arising from changes in the market
prices of long-term securities held at the
end of the fiscal period. Similarly,
the Fund does not isolate the effect of
changes in foreign exchange rates from
the fluctuations arising from changes in the
market prices of long-term
portfolio securities sold during the fiscal
period. Accordingly, realized
foreign currency gains (losses) are included
in the reported net realized gains
on investment transactions.
Net realized gains on foreign currency
transactions represent net foreign
exchange gains from the holding of foreign
currencies, currency gains or losses
realized between the trade and settlement
dates on securities transactions, and
the difference between the amounts of
dividends, interest and foreign taxes
recorded on the Fund's books and the U.S.
dollar equivalent amounts actually
received or paid.
Foreign security and currency transactions
may involve certain considerations
and risks not typically associated with those
of domestic origin as a result of,
among other factors, the possibility of
political and economic instability or
the level of governmental supervision and
regulation of foreign securities
markets.
Securities Transactions and Net Investment
Income: Securities transactions are
recorded on the trade date. Realized gains
and losses on sales of investments
are calculated on the identified cost basis.
Dividend income is recorded on the
ex-dividend date and interest income is
recorded on
---------------------------------------------
-----------------------------------
                                       13

Notes to Financial Statements (Unaudited)
PRUDENTIAL BALANCED FUND
---------------------------------------------
----------------------------------
the accrual basis. Expenses are recorded on
the accrual basis which may require
the use of certain estimates by management.
Net investment income (other than
distribution fees) and unrealized and
realized
gains or losses are allocated daily to each
class of shares based upon the
relative proportion of net assets of each
class at the beginning of the day.
Financial Futures Contracts: A financial
futures contract is an agreement to
purchase (long) or sell (short) an agreed
amount of securities at a set price
for delivery on a future date. Upon entering
into a financial futures contract,
the Fund is required to pledge to the broker
an amount of cash and/or other
assets equal to a certain percentage of the
contract amount. This amount is
known as the 'initial margin.' Subsequent
payments, known as 'variation margin,'
are made or received by the Fund each day,
depending on the daily fluctuations
in the value of the underlying security. Such
variation margin is recorded for
financial statement purposes on a daily basis
as unrealized gain or loss. When
the contract expires or is closed, the gain
or loss is realized and is presented
in the statement of operations as net
realized gain (loss) on financial futures
contracts.
The Fund invests in financial futures
contracts in order to hedge its existing
portfolio securities, or securities the Fund
intends to purchase, against
fluctuations in value caused by changes in
prevailing interest rates. Should
interest rates move unexpectedly, the Fund
may not achieve the anticipated
benefits of the financial futures contracts
and may realize a loss. The use of
futures transactions involves the risk of
imperfect correlation in movements in
the price of futures contracts, interest
rates and the underlying hedged assets.
Federal Income Taxes: It is the Fund's policy
to continue to meet the
requirements of the Internal Revenue Code
applicable to regulated investment
companies and to distribute all of its
taxable net income to its shareholders.
Therefore, no federal income tax provision is
required.
Withholding taxes on foreign interest and
dividends have been provided for in
accordance with the Fund's understanding of
the applicable country's tax rates.
Dividends and Distributions: The Fund expects
to pay dividends of net investment
income quarterly and make distributions at
least annually of any net capital
gains. Dividends and distributions are
recorded on the ex-dividend date.
Income distributions and capital gains
distributions are determined in
accordance with income tax regulations which
may differ from generally accepted
accounting principles. These differences are
primarily due to differing
treatments of wash sales and foreign currency
transactions.
Reclassification of Capital Accounts: The
Fund accounts and reports for
distributions to shareholders in accordance
with American Institute of Certified
Public Accountants, Statement of Position 93-
2: Determination, Disclosure, and
Financial Statement Presentation of Income,
Capital Gain, and Return of Capital
Distributions by Investment Companies. For
the six months ended January 31,
1998, the Fund increased undistributed net
investment income and decreased
accumulated net realized gain on investments
by $7,248. Net realized gains and
net assets were not affected by this change.
---------------------------------------------
---------------
Note 2. Agreements
The Fund has a management agreement with
Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement,
PIFM has responsibility for all
investment advisory services and supervises
the subadviser's performance of such
services. PIFM has entered into a subadvisory
agreement with The Prudential
Investment Corporation ('PIC'); PIC furnishes
investment advisory services in
connection with the management of the Fund.
PIFM pays for the services of PIC,
the compensation of officers of the Fund,
occupancy and certain clerical and
bookkeeping costs of the Fund. The Fund bears
all other costs and expenses.
The management fee paid PIFM is computed
daily and payable monthly at an annual
rate of .65 of 1% of the Fund's average daily
net assets.
The Fund has a distribution agreement with
Prudential Securities Incorporated
('PSI') which acts as the distributor of the
Class A, Class B, Class C and Class
Z shares. The Fund compensates PSI for
distributing and servicing the Fund's
Class A, Class B and Class C shares, pursuant
to plans of distribution (the
'Class A, B and C Plans'), regardless of
expenses actually incurred. The
distribution fees are accrued daily and
payable monthly. No distribution or
service fees are paid to PSI as distributor
of the Class Z shares of the Fund.
Pursuant to the Class A, B and C Plans, the
Fund compensates PSI for
distribution-related activities at an annual
rate of up to .30 of 1%, 1% and 1%
of the average daily net assets of the Class
A, B and C shares, respectively.
Such expenses under the Plans were .25 of 1%,
1% and 1% of the average daily net
assets of the Class A, B and C shares,
respectively, for the six months ended
January 31, 1998.
PSI has advised the Fund that it received
approximately $175,200 in front-end
sales charges resulting from sales of Class A
shares during the six months ended
January 31, 1998. From these fees, PSI paid
such sales charges to affiliated
broker-dealers, which in turn paid
commissions to salespersons and incurred
other distribution costs.
---------------------------------------------
-----------------------------------
                                       14

Notes to Financial Statements (Unaudited)
PRUDENTIAL BALANCED FUND
---------------------------------------------
----------------------------------
PSI has advised the Fund that for the six
months ended January 31, 1998, it
received approximately $406,900 and $2,200 in
contingent deferred sales charges
imposed upon certain redemptions by Class B
and C shareholders, respectively.
PSI, PIC and PIFM are indirect, wholly owned
subsidiaries of The Prudential
Insurance Company of America.
The Fund, along with other affiliated
registered investment companies (the
'Funds'), entered into a credit agreement
(the 'Agreement') on December 31, 1996
with an unaffiliated lender. The maximum
commitment under the Agreement is
$200,000,000. Interest on any such borrowings
outstanding will be at market
rates. The purpose of the Agreement is to
serve as an alternative source of
funding for capital share redemptions. The
Fund has not borrowed any amounts
pursuant to the Agreement as of January 31,
1998. The Funds pay a commitment fee
at an annual rate of .055 of 1% on the unused
portion of the credit facility.
The commitment fee is accrued and paid
quarterly on a pro rata basis by the
Funds. The Agreement expired on December 30,
1997 and has been extended through
December 29, 1998 under the same terms.
---------------------------------------------
---------------
Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'),
a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During
the six months ended January 31,
1998, the Fund incurred fees of approximately
$1,180,000 for the services of
PMFS. As of January 31, 1998, approximately
$195,000 of such fees were due to
PMFS. Transfer agent fees and expenses in the
Statement of Operations also
include certain out-of-pocket expenses paid
to nonaffiliates.
For the six months ended January 31, 1998,
PSI received approximately $24,400 in
brokerage commissions from portfolio
transactions executed on behalf of the
Fund.
---------------------------------------------
---------------
Note 4. Portfolio Securities
Purchases and sales of investment securities
of the Fund, other than short-term
investments, for the fiscal year ended July
31, 1997, were $675,322,053 and
$719,057,491, respectively. Purchases and
sales of U.S. government obligations
were $180,687,995 and $148,970,758,
respectively.
The cost basis of investments for federal
income tax purposes as of January 31,
1998 was $1,063,805,431 and accordingly, net
unrealized appreciation of
investments for federal income tax purposes
was $85,427,037 (gross unrealized
appreciation--$119,661,491; gross unrealized
depreciation--$34,234,454).
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated
registered investment companies, transfers
uninvested cash balances into a single joint
account, the daily aggregate
balance of which is invested in one or more
repurchase agreements collateralized
by U.S. Government or federal agency
obligations. As of January 31, 1998, the
Fund had a 7.6% undivided interest in
repurchase agreements in the joint
account. The undivided interest for the Fund
represented $81,150,000 in
principal amount. As of such date, each
repurchase agreement in the joint
account and the value of the collateral
therefor was as follows:
Bear Stearns & Co., 5.60%, dated 1/30/98, in
the principal amount of
$300,000,000, repurchase price $300,140,000,
due 2/2/98. The value of the
collateral including accrued interest is
$306,228,090.
Goldman, Sachs & Co., Inc., 5.62%, dated
1/30/98, in the principal amount of
$172,326,000, repurchase price $172,406,706,
due 2/2/98. The value of the
collateral including accrued interest is
$175,773,435.
Salomon Smith Barney Inc., 5.60%, dated
1/30/98, in the principal amount of
$300,000,000, repurchase price $300,140,000,
due 2/2/98. The value of the
collateral including accrued interest is
$307,338,245.
SBC Warburg, 5.60% dated 1/30/98, in the
principal amount of $300,000,000,
repurchase price $300,140,000, due 2/2/98.
The value of the collateral including
accrued interest is $306,007,126.
---------------------------------------------
---------------
Note 6. Capital
The Fund offers Class A, Class B, Class C and
Class Z shares. Class A shares are
sold with a front-end sales charge of up to
5%. Class B shares are sold with a
contingent deferred sales charge which
declines from 5% to zero depending on the
period of time the shares are held. Class C
shares are sold with a contingent
deferred sales charge of 1% during the first
year. Class B shares will
automatically convert to Class A shares on a
quarterly basis approximately seven
years after purchase. A special exchange
privilege is also available for
shareholders who qualified to purchase Class
A shares at net asset value. Class
Z shares are not subject to any sales or
redemption charge and are offered
exclusively for sale to a limited group of
investors.
The Fund has authorized an unlimited number
of shares of beneficial interest of
each class at $.01 par value per share.
---------------------------------------------
-----------------------------------
                                       15

Notes to Financial Statements (Unaudited)
PRUDENTIAL BALANCED FUND
---------------------------------------------
----------------------------------
Transactions in shares of beneficial interest for the six months ended January
31, 1998 and fiscal year ended July 31, 1997 were as follows:

Class A                               Shares
Amount
----------------------------------  ---------
--    -------------
Six months ended January 31, 1998:
Shares sold.......................
1,619,155    $  21,667,145
Shares issued in reinvestment of
  dividends and distributions.....
4,802,556       58,792,801
Shares reacquired.................
(4,296,740)     (57,542,296)
                                    ---------
--    -------------
Net increase in shares outstanding
  before conversion...............
2,124,971       22,917,650
Shares issued upon conversion from
  Class B.........................
2,194,951       28,473,380
                                    ---------
--    -------------
Net increase in shares
  outstanding.....................
4,319,922    $  51,391,030
                                    ---------
--    -------------
                                    ---------
--    -------------
Year ended July 31, 1997:
Shares sold.......................
3,337,159    $  42,801,873
Shares issued in connection with
  acquisition of Prudential
  Allocation Fund--Strategy
  Portfolio.......................
10,702,166      148,314,174
Shares issued in reinvestment of
  dividends and distributions.....
1,818,378       23,032,477
Shares reacquired.................
(7,231,992)     (92,932,910)
                                    ---------
--    -------------
Net increase in shares outstanding
  before conversion...............
8,625,711      121,215,614
Shares issued upon conversion from
  Class B.........................
4,759,297       60,515,298
                                    ---------
--    -------------
Net increase in shares
  outstanding.....................
13,385,008    $ 181,730,912
                                    ---------
--    -------------
                                    ---------
--    -------------
Class B
----------------------------------
Six months ended January 31, 1998:
Shares sold.......................
2,284,510    $  30,382,113
Shares issued in reinvestment of
  dividends and distributions.....
5,874,041       71,537,422
Shares reacquired.................
(4,470,809)     (59,782,933)
                                    ---------
--    -------------
Net increase in shares outstanding
  before conversion...............
3,687,742       42,136,602
Shares reacquired upon conversion
  into Class A....................
(2,204,106)     (28,473,380)
                                    ---------
--    -------------
Net increase in shares
  outstanding.....................
1,483,636    $  13,663,222
                                    ---------
--    -------------
                                    ---------
--    -------------
Year ended July 31, 1997:
Shares sold.......................
4,838,750    $  61,524,309
Shares issued in connection with
  acquisition of Prudential
  Allocation Fund--Strategy
  Portfolio.......................
13,556,615      187,167,091
Shares issued in reinvestment of
  dividends and distributions.....
2,613,632       32,974,262
Shares reacquired.................
(7,023,090)     (89,550,269)
                                    ---------
--    -------------
Net increase in shares outstanding
  before conversion...............
13,985,907      192,115,393
Shares reacquired upon conversion
  into Class A....................
(4,781,062)     (60,515,298)
                                    ---------
--    -------------
Net increase in shares
  outstanding.....................
9,204,845    $ 131,600,095
                                    ---------
--    -------------
                                    ---------
--    -------------
Class C                               Shares
Amount
----------------------------------  ---------
--    -------------
Six months ended January 31, 1998:
Shares sold.......................
169,615    $   2,227,049
Shares issued in reinvestment of
  dividends and distributions.....
78,275          952,886
Shares reacquired.................
(77,031)      (1,022,289)
                                    ---------
--    -------------
Net increase in shares
  outstanding.....................
170,859    $   2,157,646
                                    ---------
--    -------------
                                    ---------
--    -------------
Year ended July 31, 1997:
Shares sold.......................
232,388    $   2,935,142
Shares issued in connection with
  acquisition of Prudential
  Allocation Fund--Strategy
  Portfolio.......................
91,197        1,259,091
Shares issued in reinvestment of
  dividends and distributions.....
28,051          354,029
Shares reacquired.................
(147,414)      (1,879,415)
                                    ---------
--    -------------
Net increase in shares
  outstanding.....................
204,222    $   2,668,847
                                    ---------
--    -------------
                                    ---------
--    -------------
Class Z
----------------------------------
Six months ended January 31, 1998:
Shares sold.......................
2,821,653    $  38,500,993
Shares issued in reinvestment of
  dividends and distributions.....
1,319,519       16,168,395
Shares reacquired.................
(3,671,627)     (50,019,391)
                                    ---------
--    -------------
Net increase in shares
  outstanding.....................
469,545    $   4,649,997
                                    ---------
--    -------------
                                    ---------
--    -------------
Year ended July 31, 1997:
Shares sold.......................
2,901,740    $  37,167,348
Shares issued in connection with
  acquisition of Prudential
  Allocation Fund--Strategy
  Portfolio.......................
891           12,363
Shares issued in connection with
  acquisition of The Prudential
  Institutional Fund--Balanced
  Fund............................
8,056,026      102,031,225
Shares issued in reinvestment of
  dividends and distributions.....
752,454        9,523,333
Shares reacquired.................
(2,812,213)     (35,780,962)
                                    ---------
--    -------------
Net increase in shares
  outstanding.....................
8,898,898    $ 112,953,307
                                    ---------
--    -------------
                                    ---------
--    -------------

---------------------------------------------
---------------
Note 7. Dividends
On March 23, 1998 the Board of Trustees of the Fund declared the following dividends per share, payable on March 31, 1998 to shareholders of record on March 26, 1998:


Class B
                                   Class A
and C     Class Z
                                   --------
--------   --------
Ordinary Income..................   $0.080
$0.055    $0.0875

---------------------------------------------
-----------------------------------
                                       16

Financial Highlights (Unaudited)
PRUDENTIAL BALANCED FUND
---------------------------------------------
----------------------------------

Class A
                                           --
---------------------------------------------
---------------------------

Six Months

Ended                           Year Ended
July 31,

January 31,     -----------------------------
-----------------------------

1998           1997         1996         1995
1994        1993
                                           --
---------     --------     --------     -----
---     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....    $
14.01      $  11.85     $  12.04     $  11.12
$ 11.75     $ 11.00
                                           --
---------     --------     --------     -----
---     -------     -------
Income from investment operations
Net investment income...................
 .17           .34          .31          .34
 .33         .43
Net realized and unrealized gain (loss)
   on investment transactions...........
(.23)         2.96          .28         1.11
(.05)       1.16
                                           --
---------     --------     --------     -----
---     -------     -------
   Total from investment operations.....
(.06)         3.30          .59         1.45
 .28        1.59
                                           --
---------     --------     --------     -----
---     -------     -------
Less distributions
Dividends from net investment income....
(.18)         (.36)        (.29)        (.33)
(.37)       (.37)
Distributions from net realized gains on
   investment and foreign currency
   transactions.........................
(1.66)         (.78)        (.49)
(.20)       (.54)       (.47)
                                           --
---------     --------     --------     -----
---     -------     -------
   Total distributions..................
(1.84)        (1.14)        (.78)
(.53)       (.91)       (.84)
                                           --
---------     --------     --------     -----
---     -------     -------
Net asset value, end of period..........    $
12.11      $  14.01     $  11.85     $  12.04
$ 11.12     $ 11.75
                                           --
---------     --------     --------     -----
---     -------     -------
                                           --
---------     --------     --------     -----
---     -------     -------
TOTAL RETURN(a):........................
(.55)%       29.09%        4.89%       13.67%
2.39%      15.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).........    $
482,134      $497,461     $262,096
$119,829     $37,512     $22,605
Average net assets (000)................    $
490,891      $306,717     $246,609     $
69,754     $29,875     $15,392
Ratios to average net assets:
   Expenses, including distribution
      fees..............................
1.19%(b)      1.17%        1.20%        1.22%
1.23%       1.17%
   Expenses, excluding distribution
      fees..............................
 .94%(b)       .92%         .95%         .97%
1.00%        .97%
   Net investment income................
2.55%(b)      2.84%        2.53%        2.90%
2.84%       3.88%
For Class A, B, C and Z shares:
   Portfolio turnover rate..............
62%          140%          97%         201%
108%         83%
   Average commission rate paid per
      share
$.0594        $.0577       $.0569
N/A         N/A         N/A

---------------
(a) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each period reported and
includes reinvestment of dividends and
    distributions. Total returns for periods
of less than a full year are not
    annualized.
(b) Annualized.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     17

Financial Highlights (Unaudited)
PRUDENTIAL BALANCED FUND
---------------------------------------------
----------------------------------

Class B
                                           --
---------------------------------------------
-----------------------------

Six Months

Ended                            Year Ended
July 31,

January 31,     -----------------------------
-------------------------------

1998           1997         1996         1995
1994         1993
                                           --
---------     --------     --------     -----
---     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....    $
13.96      $  11.80     $  12.00     $  11.09
$  11.72     $  10.98
                                           --
---------     --------     --------     -----
---     --------     --------
Income from investment operations
Net investment income...................
 .12           .26          .21          .26
 .24          .34
Net realized and unrealized gain (loss)
   on investment transactions...........
(.24)         2.95          .28         1.10
(.05)        1.16
                                           --
---------     --------     --------     -----
---     --------     --------
   Total from investment operations.....
(.12)         3.21          .49         1.36
 .19         1.50
                                           --
---------     --------     --------     -----
---     --------     --------
Less distributions
Dividends from net investment income....
(.13)         (.27)        (.20)        (.25)
(.28)        (.29)
Distributions from net realized gains on
   investment and foreign currency
   transactions.........................
(1.66)         (.78)        (.49)
(.20)        (.54)        (.47)
                                           --
---------     --------     --------     -----
---     --------     --------
   Total distributions..................
(1.79)        (1.05)        (.69)
(.45)        (.82)        (.76)
                                           --
---------     --------     --------     -----
---     --------     --------
Net asset value, end of period..........    $
12.05      $  13.96     $  11.80     $  12.00
$  11.09     $  11.72
                                           --
---------     --------     --------     -----
---     --------     --------
                                           --
---------     --------     --------     -----
---     --------     --------
TOTAL RETURN(a):........................
(.91)%       28.24%        4.05%       12.79%
1.61%       14.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).........    $
558,221      $625,715     $420,465
$392,291     $445,609     $321,831
Average net assets (000)................    $
589,459      $431,425     $437,792
$409,419     $392,133     $267,340
Ratios to average net assets:
   Expenses, including distribution
      fees..............................
1.94%(b)      1.92%        1.95%        1.97%
2.00%        1.97%
   Expenses, excluding distribution
      fees..............................
 .94%(b)       .92%         .95%         .97%
1.00%         .97%
   Net investment income................
1.80%(b)      2.09%        1.78%        2.34%
2.08%        3.04%

---------------
(a) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each period reported and
includes reinvestment of dividends and
    distributions. Total returns for periods
of less than a full year are not
    annualized.
(b) Annualized.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     18

Financial Highlights (Unaudited)
PRUDENTIAL BALANCED FUND
---------------------------------------------
----------------------------------

Class C
Class Z
                                           --
---------------------------------------------
------     ---------------------------

August 1,

Six Months
1994(a)      Six Months

Ended          Year Ended July 31,
through         Ended        Year Ended

January 31,     -----------------------
July 31,      January 31,      July 31,

1998            1997          1996
1995           1998            1997

-----          -----       --------     -----
----     -----------     -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....
$ 13.96         $11.80        $ 12.00      $
11.12       $   14.01       $   11.85

-----          -----       --------     -----
----     -----------     -----------
Income from investment operations
Net investment income...................
 .12            .26            .21
 .21             .19             .46
Net realized and unrealized gain (loss)
   on investment transactions...........
(.24)          2.95            .28
1.12            (.24)           2.87

-----          -----       --------     -----
----     -----------     -----------
   Total from investment operations.....
(.12)          3.21            .49
1.33            (.05)           3.33

-----          -----       --------     -----
----     -----------     -----------
Less distributions
Dividends from net investment income....
(.13)          (.27)          (.20)
(.25)           (.19)           (.39)
Distributions from net realized gains on
   investment and foreign currency
   transactions.........................
(1.66)          (.78)          (.49)
(.20)          (1.66)           (.78)

-----          -----       --------     -----
----     -----------     -----------
   Total distributions..................
(1.79)         (1.05)          (.69)
(.45)          (1.85)          (1.17)

-----          -----       --------     -----
----     -----------     -----------
Net asset value, end of period..........
$ 12.05         $13.96        $ 11.80      $
12.00       $   12.11       $   14.01

-----          -----       --------     -----
----     -----------     -----------

-----          -----       --------     -----
----     -----------     -----------
TOTAL RETURN(c):........................
(.91)%        28.24%          4.05%
12.49%           (.44)%         29.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).........
$ 8,122         $7,023        $ 3,525      $
3,046       $ 117,589       $ 129,459
Average net assets (000)................
$ 7,403         $4,790        $ 2,444      $
920       $ 123,166       $  99,391
Ratios to average net assets:
   Expenses, including distribution
      fees..............................
1.94%(b)       1.92%          1.95%
2.04%(b)         .94%(b)         .92%
   Expenses, excluding distribution
      fees..............................
 .94%(b)        .92%           .95%
1.04%(b)         .94%(b)         .92%
   Net investment income................
1.81%(b)       2.09%          1.78%
2.20%(b)        2.80%(b)        3.12%

March 1,

1996(d)

through

July 31,

1996
                                          ---
-----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....
$12.16
                                          ---
-----
Income from investment operations
Net investment income...................
 .13
Net realized and unrealized gain (loss)
   on investment transactions...........
(.28)
                                          ---
-----
   Total from investment operations.....
(.15)
                                          ---
-----
Less distributions
Dividends from net investment income....
(.16)
Distributions from net realized gains on
   investment and foreign currency
   transactions.........................
--
                                          ---
-----
   Total distributions..................
(.16)
                                          ---
-----
Net asset value, end of period..........
$11.85
                                          ---
-----
                                          ---
-----
TOTAL RETURN(c):........................
(1.24)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).........
$4,015
Average net assets (000)................
$4,217
Ratios to average net assets:
   Expenses, including distribution
      fees..............................
 .95%(b)
   Expenses, excluding distribution
      fees..............................
 .95%(b)
   Net investment income................
2.72%(b)

---------------
(a) Commencement of offering of Class C
shares.
(b) Annualized.
(c) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each period reported and
includes reinvestment of dividends and
    distributions. Total returns for periods
of less than a full year are not
    annualized.
(d) Commencement of offering of Class Z
shares.
---------------------------------------------
----------------------------------
See Notes to Financial Statements.     19

Getting The Most From Your Prudential Mutual
Fund.
---------------------------------------------
----
Change Your Mind.
You can exchange your shares in most
Prudential Mutual Funds for shares in
most other Prudential Mutual Funds, without
charges. This may be most helpful
if your investment needs change.
---------------------------------------------
----
Reinvest Dividends Free Of Charge.
Reinvest your dividends and/or capital gains
distributions automatically --
without charge.
---------------------------------------------
----
Invest For Retirement.
There is no minimum investment for an IRA.
Plus, you defer taxes on your
investment earnings by investing in an IRA.

If you'd like, you can contribute up to
$2,000 a year in an IRA. And if you
are married and not covered by a retirement
plan at work, you and your spouse
may each contribute $2,000 a year to an IRA
for a total of $4,000.
---------------------------------------------
----
Change Your Job.
You can take your pension with you. Use a
rollover IRA to manage your
company-sponsored retirement plan while
retaining the special tax-deferred
advantages.
---------------------------------------------
----
Invest In Your Children.
There's no fee to open a custodial account
for a child's education or other
needs.
---------------------------------------------
----
Take Income.
Would you like to receive monthly or
quarterly checks in any amount from your
fund account? Just let us know. We'll take
care of it. Of course, there are
minimum amounts. And shares redeemed may be
subject to tax, and Class B and C
shares may be subject to contingent deferred
sales charges. We'll gladly
answer your questions.
---------------------------------------------
----
Keep Informed.
We want to keep you up-to-date. Of course, you receive account activity statements every quarter. But you also receive annual and semi-annual fund reports, as well as other important updates on events that affect your investments, including tax information.

This material is only authorized for
distribution when preceded or accompanied by a current prospectus. Read the prospectus carefully before you invest or send money.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Mendel A. Melzer, CFA
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Marguerite E. H. Morrison, Assistant
Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and
information about the Fund's portfolio
holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 1998 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for
distribution to prospective investors unless preceded or accompanied by a current prospectus.

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Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852


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